SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Subsequent Events [Text Block]
NOTE 8 – SUBSEQUENT EVENTS

Subsequent events have been evaluated through August 28, 2017, which is the date of issuance of the financial statements.

Funding Advance Agreements

On August 10, 2017 MG Cleaners LLC (the “Seller”) received $51,150 in return for an assignment and transfer to Libertas Funding LLC of a specified percentage of the proceeds of each future sale made by seller, collectively “Future Receipts” until Seller has received the Purchased Amount of $67,100.

On August 14, 2017, our company refinanced one of its notes with a community bank for $66,348. The unsecured note bears an interest rate of 7.25% per annum, has 47 monthly payments of $1,400, with a balloon payment of $12,086 at maturity on August 1, 2021.

Leases

Effective July 15, 2017, we leased a facility in Midland, Texas for $3,000 per month for approximately 2,400 square feet of space and a shared yard with several acres of storage area. The Midland lease is for a period of 3 years and expires on July 15, 2020.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent events have been evaluated through September 7, 2017, which is the date of issuance of the financial statements.

Accounts Receivable Financing Facility

On May 31, 2017, MG Cleaners LLC (the “Borrower”) entered into a $1 million revolving accounts receivable financing facility with Crestmark Bank. The financing facility provides for the Borrower to have access to the lesser of (i) $1 million or (ii) 85% of Net Amount of Eligible Receivables (as defined in the financing agreement). The financing facility is paid for by the assignment of the Borrower’s accounts receivable to Crestmark Bank and is secured by the Borrower’s assets. The financing facility has an interest rate of 7.25% in excess of the prime rate reported by the Wall Street Journal per annum, with a floor minimum rate of 11.5%.  There were no loan origination or closing fees and we paid $1,330 to Crestmark to reimburse them for documentation, legal and audit fees. Interest and maintenance fees will be calculated on the higher of the average monthly loan balance from the prior month or a minimum average loan balance of $200,000. The financing facility is for an initial term of two-years and will renew on a year to year basis, unless terminated in accordance with the financing agreement.  If the facility is terminated prior to the first anniversary, Borrower is obligated to pay Crestmark Bank a fee of $20,000 and if terminated after the first anniversary and prior to the second anniversary then Borrower shall pay a fee of $5,000. After the second anniversary of the financing facility no exit fee is due. Crestmark has a senior security interest in the Borrower’s assets.

Certain debts were paid in connection with the closing of the Crestmark Bank Line of Credit, including a $50,000 reduction to the First State Bank note, pay off of past due IRS taxes totaling $70,898, and pay off of two accrued liabilities of $51,342. Total payments to debt and accrued liabilities at Crestmark closing were $172, 241.

Funding Advance Agreements

On April 7, 2017 MG Cleaners LLC (the “Seller”) received $100,000 in return for an assignment and transfer to Capital Stack LLC of a specified percentage of the proceeds of each future sale made by seller, collectively “Future Receipts” until Seller has received the Purchased Amount of $143,000.

On August 10, 2017 MG Cleaners LLC (the “Seller”) received $51,150 in return for an assignment and transfer to Libertas Funding LLC of a specified percentage of the proceeds of each future sale made by seller, collectively “Future Receipts” until Seller has received the Purchased Amount of $67,100.

On August 14, 2017, the Company refinanced one of its notes with a community bank for $66,348. The unsecured note bears an interest rate of 7.25% per annum, has 47 monthly payments of $1,400, with a balloon payment of $12,086 at maturity on August 1, 2021.

Leases

Effective July 15, 2017, the Company leased a facility in Midland, Texas for $3,000 per month for approximately 2,400 square feet of space and a shared yard with several acres of storage area. The Midland lease is for a period of 3 years and expires on July 15, 2020.